Document and Entity Information	Oct. 29, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001739936
Document Type	8-K
Document Period End Date	Oct. 29, 2021
Entity Registrant Name	MOMENTIVE GLOBAL INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38644
Entity Tax Identification Number	80-0765058
Entity Address, Address Line One	One Curiosity Way
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94403
City Area Code	(650)
Local Phone Number	543-8400
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.00001 per share
Trading Symbol	MNTV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false